Segment Information - Summary of Geographical Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Net sales	kr 236,681	kr 247,880	kr 263,351
Non-current assets, total	73,860	87,540	100,546
Networks [member]
Disclosure of geographical areas [line items]
Net sales	151,014	158,207	171,442
Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	62,715	62,635	63,630
Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	21,117	24,863	25,745
Other [Member]
Disclosure of geographical areas [line items]
Net sales	1,835	2,175	2,534
North America [member]
Disclosure of geographical areas [line items]
Net sales	83,433	85,741	73,632
Non-current assets, total	13,427	19,567	34,714
North America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	64,700	66,466	54,800
North America [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	18,248	18,569	18,433
North America [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	486	619	274
North America [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	(1)	87	125
Europe and Latin America [member]
Disclosure of geographical areas [line items]
Net sales	70,748	71,310	74,174
Non-current assets, total	57,812	65,594	63,170
Europe and Latin America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	42,485	42,597	45,031
Europe and Latin America [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	27,387	27,783	28,457
Europe and Latin America [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	876	942	614
Europe and Latin America [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	0	(12)	72
South East Asia, Oceania and India [member]
Disclosure of geographical areas [line items]
Net sales	28,814	32,410	53,318
Non-current assets, total	1,350	1,005	886
South East Asia, Oceania and India [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	19,269	23,259	43,235
South East Asia, Oceania and India [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	9,499	9,114	10,038
South East Asia, Oceania and India [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	46	37	36
South East Asia, Oceania and India [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	0	0	9
North East Asia [member]
Disclosure of geographical areas [line items]
Net sales	16,011	18,761	23,932
Non-current assets, total	1,271	1,374	1,775
North East Asia [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	11,691	14,477	18,986
North East Asia [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	4,308	4,142	4,720
North East Asia [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	12	18	37
North East Asia [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	0	124	189
Other regions [member]
Disclosure of geographical areas [line items]
Net sales	37,675	39,658	38,295
Non-current assets, total	0	0	1
Other regions [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	12,869	11,408	9,390
Other regions [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	3,273	3,027	1,982
Other regions [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	19,697	23,247	24,784
Other regions [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	1,836	1,976	2,139
United States [member]
Disclosure of geographical areas [line items]
Net sales	96,467	98,265	85,313
Non-current assets, total	10,932	17,175	32,133
European union [Member]
Disclosure of geographical areas [line items]
Net sales	34,665	35,264	34,257
Non-current assets, total	43,559	62,126	59,456
Sweden [member]
Disclosure of geographical areas [line items]
Net sales	3,384	2,341	1,774
Non-current assets, total	42,565	61,065	58,728
India [member]
Disclosure of geographical areas [line items]
Net sales	12,267	15,194	31,205
Non-current assets, total	962	569	535
Japan [member]
Disclosure of geographical areas [line items]
Net sales	8,493	9,072	10,139
Non-current assets, total	202	199	132
China [member]
Disclosure of geographical areas [line items]
Net sales	8,197	10,221	10,716
Non-current assets, total	kr 944	kr 1,007	kr 1,449